================================================================================




                                   The Sansom
                                     Street
                                     Family


                             Money Market Portfolio






                                  Annual Report
                                 August 31, 1998



================================================================================

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.

                       Annual Investment Adviser's Report

   Concerns about Asia's economic woes were exacerbated in the first two quarters of 1998, as signs of recession also spread to Russia, Latin America and South America. The consequences of this worldwide slowdown were evidenced by plummeting market capitalizations, particularly in August, for example, when the DJIA fell 17% in four weeks. Adding to the market's problems were the investigation of President Clinton and Russia's currency devaluation and delay in naming a new Prime Minister. The net effect of this global turmoil was a dramatic flight to the quality and safety of U.S. Treasury obligations. Yields on longer-term Treasuries fell almost 40 basis points to 5.20%, while three-month Treasury bills dropped below 4.90%. These sudden moves precipitated widespread expectations of a reduction in the federal funds rate. In not changing rates to date, the Fed has been particularly comforted by the positive news on inflation. For the year-to-date, wholesale prices were down almost 1%, while consumer prices were up only 1.5%. The Fed next meets at the end of September and there is growing sentiment for a rate cut.

   During the last two quarters, the federal funds rate remained at 5.50%, a level not changed since March, 1997. The short-term yield curve remained very flat, with interest rate spreads narrowing through the month of August. Treasury bills continued as a haven for short-term cash and yields dropped sharply near the end of the period. In fact, the short Treasury curve inverted, with the three-month bills yielding more than the year bill. Throughout the period, overnight rates traded close to the federal funds level of 5.50%. Investment strategy sought to gradually extend the Money Market Portfolio's average maturity, as the likelihood of higher rates evaporated. Three to six-month investments were made at yields of 5.60-5.70% during periods of market weakness, while liquidity was maintained in repurchase agreements at yields near 5.50%. At the end of August, the Money Market Portfolio had assets of $2,315,558,300.

Year 2000 System Preparedness

   BlackRock Institutional Management Corp. (BIMC) serves as investment adviser to The RBB Fund, Inc. BIMC wishes to confirm for fund investors that PNC Bank Corp. and its affiliates are actively addressing Year 2000 system changes across all of our businesses.

   Over the past eighteen months, we have reviewed all internal systems to determine whether there is Year 2000 exposure and, if so, how to remedy. Our corporate objective is to have all systems Year 2000 ready by December 31, 1998. Many systems have already been cleared. Those that require changes are currently undergoing active work and progressing satisfactorily.

                 BlackRock Institutional Management Corporation
                 (Please dial toll-free 800-430-9618 for questions regarding your account or contact your broker.)

                        Report of Independent Accountants


To the Shareholders and Board of Directors of The RBB Fund, Inc.:

In our opinion, the accompanying statements of net assets of the Money Market Portfolio of The RBB Fund, Inc. (the "Fund"), and the related statements of operations and changes in net assets, and the financial highlights present fairly, in all material respects, the financial position of the Money Market Portfolio of The RBB Fund, Inc. at August 31, 1998, the results of its operations for the year then ended, changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 1998 by correspondence with the custodian and brokers, provide a reasonable basis for the opinion expressed above.


PricewaterhouseCoopers LLP

2400 Eleven Penn Center
Philadelphia,Pennsylvania
October 2, 1998

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                             Statement of Net Assets
                                 August 31, 1998


                                                         Par
                                                        (000)          Value
                                                     ------------   ------------
AGENCY OBLIGATIONS--0.9%
Student Loan Marketing Association+
  5.240% 09/01/98 ................................   $     10,000   $ 10,000,000
  5.250% 09/01/98 ................................         10,000     10,000,000
                                                                    ------------
    TOTAL AGENCY OBLIGATIONS
     (Cost $20,000,000) ..........................                    20,000,000
                                                                    ------------
CERTIFICATES OF DEPOSIT--13.8%
Banks--2.6%
Credit Communal de Belgique
  5.750% 04/01/99 ................................         30,000     29,991,636
First National Bank of Boston
  5.570% 10/06/98 ................................         30,000     30,000,000
                                                                    ------------
                                                                      59,991,636
                                                                    ------------
Domestic Certificates of Deposit--1.1%
Wilmington Trust Co.
  5.580% 10/08/98 ................................         25,000     25,000,000
                                                                    ------------
Yankee Dollar Certificates of Deposit--10.1%
Bank Austria
  5.670% 07/23/99 ................................          9,000      9,001,648
Canadian Imperial Bank of Commerce
  5.660% 02/26/99 ................................         40,000     39,990,652
Credit Communal de Belgique
  5.620% 12/28/98 ................................         25,000     24,998,388
Deutsche Bank
  5.670% 02/26/99 ................................         16,000     15,991,821
  5.750% 05/26/99 ................................         25,000     25,010,645
Skandinaviska Enskilden Banken
  Funding, Inc.
  5.560% 09/08/98 ................................         10,000     10,000,000
Societe Generale
  5.780% 10/08/98 ................................         25,000     24,995,738
Svenska Handelsbanken Inc.
  5.720% 03/31/99 ................................         25,000     24,991,695
Swiss Bank
  5.750% 05/07/99 ................................         15,000     14,994,390
Westpac Banking Corp.
  5.730% 04/16/99 ................................         45,000     44,991,957
                                                                    ------------
                                                                     234,966,934
                                                                    ------------
    TOTAL CERTIFICATES OF DEPOSIT
     (Cost $319,958,570) .........................                   319,958,570
                                                                    ------------


                                                         Par
                                                        (000)          Value
                                                     ------------   ------------
COMMERCIAL PAPER--51.0%
Asset Backed Securities--12.4%
CC USA Inc.
  5.495% 10/20/98 ................................   $     15,000   $ 14,887,810
  5.520% 11/09/98 ................................         40,000     39,576,800
  5.470% 01/29/99 ................................         24,000     23,453,000
  5.470% 02/05/99 ................................          8,000      7,809,158
Corporate Asset Funding, Inc.
  5.530% 09/22/98 ................................         30,000     29,903,225
  5.540% 09/23/98 ................................         50,000     49,830,722
Corporate Receivables Corp.
  5.550% 09/11/98 ................................         20,000     19,969,167
Dakota Certificates Program
  5.530% 09/04/98 ................................         30,000     29,986,175
  5.520% 09/25/98 ................................         50,000     49,816,000
Windmill Funding
  5.540% 09/28/98 ................................         21,858     21,767,180
                                                                    ------------
                                                                     286,999,237
                                                                    ------------
Banks--13.0%
AB Spintab Swedmortgage
  5.530% 11/10/98 ................................         25,000     24,731,181
  5.520% 11/16/98 ................................         15,000     14,825,200
  5.520% 12/17/98 ................................         40,000     39,343,733
  5.510% 03/04/99 ................................         25,000     24,295,944
Commerzbank
  5.505% 10/16/98 ................................         25,000     24,827,969
IMI Funding Corp.
  5.510% 11/27/98 ................................         24,270     23,946,825
  5.510% 12/04/98 ................................         32,827     32,354,711
  5.480% 02/03/99 ................................         17,136     16,731,686
IMI Funding Corp. (USA)
  5.520% 11/09/98 ................................         11,881     11,755,299
  5.530% 11/16/98 ................................         30,000     29,649,767
Nationsbank Corp.
  5.510% 10/15/98 ................................         30,000     29,797,967
Unifunding Inc.
  5.420% 09/29/98 ................................         30,000     29,873,533
                                                                    ------------
                                                                     302,133,815
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                           THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)           Value
                                                   ------------     ------------
Business Credit Institutions--2.7%
Enterprise Funding Corp.
  5.510% 09/23/98 ............................     $     40,000     $ 39,865,311
  5.530% 09/23/98 ............................            9,873        9,839,635
  5.510% 12/02/98 ............................           13,082       12,897,791
                                                                    ------------
                                                                      62,602,737
                                                                    ------------
Chemicals & Allied Products--1.6%
Monsanto Co.
  5.500% 12/07/98 ............................           38,477       37,906,792
                                                                    ------------
Finance Services--1.9%
Triple A-1 Funding
  5.530% 09/24/98 ............................           13,328       13,280,911
  5.550% 10/14/98 ............................           30,000       29,801,125
                                                                    ------------
                                                                      43,082,036
                                                                    ------------
Food & Kindred Products--1.3%
Diageo Capital PLC
  5.450% 12/29/98 ............................           30,000       29,459,542
                                                                    ------------
Household Audio & Video Equipment--0.9%
Panasonic Finance Inc.
  5.450% 09/04/98 ............................           20,000       19,990,917
                                                                    ------------
Misc. Industrial & Commercial Machinery
& Equipment--6.5%
Komatsu Finance America
  5.600% 09/09/98 ............................           20,000       19,975,111
  5.620% 09/11/98 ............................           70,000       69,890,722
  5.600% 11/13/98 ............................           25,000       24,716,111
Mitsubishi Corporate Finance PLC
  5.670% 09/14/98 ............................           35,000       34,928,338
                                                                    ------------
                                                                     149,510,282
                                                                    ------------
Motor Vehicles & Car Bodies--1.2%
BMW US Capital Corp.
  5.500% 11/09/98 ............................           28,000       27,704,833
                                                                    ------------
Personal Credit Institutions--2.0%
Countrywide Funding Corp.
  5.540% 09/28/98 ............................           47,500       47,302,637
                                                                    ------------


                                                       Par
                                                      (000)            Value
                                                 --------------     ------------
Petroleum Refining--0.7%
Chevron Transport Corp.
  5.500% 11/20/98 ............................   $       16,000   $   15,804,444
                                                                  --------------
Security Brokers & Dealers--6.8%
Merrill Lynch & Co. Canandian DCP
  5.450% 09/02/98 ............................           50,000       49,992,431
Lehman Brothers Holdings, Inc.
  5.550% 11/25/98+ ...........................           25,000       24,672,396
  5.540% 01/22/99 ............................           35,000       34,229,786
Nomura Holding America Inc.
  5.650% 10/02/98 ............................            6,000        5,970,808
  5.650% 11/16/98 ............................           19,000       18,773,372
  5.650% 11/23/98 ............................           25,000       24,674,340
                                                                  --------------
                                                                     158,313,133
                                                                  --------------
    TOTAL COMMERCIAL PAPER
     (Cost $1,180,810,405) ...................                     1,180,810,405
                                                                  --------------
MUNICIPAL BONDS--3.4%
Florida--0.1%
Coral Springs,VRDN++
  5.650% 09/02/98 ............................            2,500        2,500,000
                                                                  --------------
Georgia--0.4%
De Kalb County Development
  Authority Series 1995 B+
  5.650% 09/07/98 ............................            9,485        9,485,000
                                                                  --------------
Illinois--0.2%
Illinois Health Facilities Authority
  Convertible/ VRDN Revenue Bond
  (The Streeterville Corp. Project)
  Series 1993-B++
  5.700% 09/02/98 ............................            4,400        4,400,000
                                                                  --------------
Indiana--0.2%
Bremen, Inc. TARN VRDN
  Series 1996 B
  5.674% 09/03/98 ............................            3,600        3,600,000
                                                                  --------------

                See Accompanying Notes to Financial Statements.

                           THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                        Par
                                                       (000)           Value
                                                   ------------     ------------
Kentucky--0.2%
Boone County Taxable IDR Refunding
  Bonds VRDN (Square D Company
  Project) Series 1994-B+
  5.700% 09/02/98 ..........................       $     4,200       $ 4,200,000
                                                                     -----------
Mississippi--1.2%
Hinds County, IDR Revenue Bond
  VRDN Series 1992+
  5.650% 09/02/98 ..........................             1,860         1,860,000
Mississippi Business Finance Corp.
  IDR Revenue Bond VRDN(Dana
  Lighting Project) Series 1995+
  5.650% 09/07/98 ..........................             5,800         5,800,000
Mississippi Business Finance Corp.
  Taxable IDR Revenue Bond
  Series 1995+
  5.650% 09/07/98 ..........................             6,300         6,300,000
Mississippi Business Finance Corp.
  Taxable IDR Revenue Bond VRDN
  (Bryan Foods, Inc. Project)
  Series 1994+
  5.700% 09/02/98 ..........................            14,000        14,000,000
                                                                     -----------
                                                                      27,960,000
                                                                     -----------
North Carolina--0.5%
City of Asheville Tax Corp.+
  5.650% 09/02/98 ..........................            10,800        10,800,000
                                                                     -----------
Texas--0.6%
South Central Texas Industrial
  Development Corp. Taxable IDR
  Revenue Bond VRDN (Rohr
  Industries Project) Series 1990+
  5.700% 09/02/98 ..........................            14,800        14,800,000
                                                                     -----------
    TOTAL MUNICIPAL BONDS
     (Cost $77,745,000) ....................                          77,745,000
                                                                     -----------


                                                       Par
                                                      (000)            Value
                                                  ------------      ------------
CORPORATE OBLIGATIONS--19.4%
Banks--1.1%
Istituto Bancario San Paolo di Torino+
  5.558% 09/08/98 ............................    $     25,000      $ 24,986,786
                                                                    ------------
Finance Services--7.3%
General American Life+
  5.870% 09/01/98 ............................          50,000        50,000,000
SMM Trust 1997-A+
  5.688% 09/23/98 ............................          20,000        20,000,000
SMM Trust 1997-X+
  5.648% 09/14/98 ............................         100,000       100,000,000
                                                                    ------------
                                                                     170,000,000
                                                                    ------------
Personal Credit Institutions--6.0%
American Honda Finance Corp. Honda
  Motor Company, Ltd.+
  5.668% 09/14/98 ............................          40,000        40,000,000
  5.668% 09/16/98 ............................          25,000        25,000,000
  5.658% 10/28/98 ............................          35,000        35,000,000
General Motors Acceptance Corp.+
  5.598% 11/26/98 ............................          40,000        39,984,420
                                                                    ------------
                                                                     139,984,420
                                                                    ------------
Security Brokers & Dealers--5.0%
Bear Stearns Companies, Inc.+
  5.622% 09/08/98 ............................          25,000        25,000,808
  5.615% 09/24/98 ............................          40,000        40,000,000
Lehman Brothers Holdings, Inc.+
  5.708% 09/08/98 ............................          50,000        50,000,000
                                                                    ------------
                                                                     115,000,808
                                                                    ------------
    TOTAL VARIABLE RATE OBLIGATIONS
     (Cost $449,972,014) .....................                       449,972,014
                                                                    ------------

                See Accompanying Notes to Financial Statements.

                           THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Net Assets (Continued)
                                 August 31, 1998


                                                     Par
                                                    (000)             Value
                                               ---------------    --------------
MEDIUM TERM NOTES--4.3%
Banks--4.3%
Skandinaviska Enskilda Banken
  Funding, Inc.+
  5.573% 09/14/98 ........................     $       50,000     $   49,987,920
Skandinaviska Enskilda Banken
  Funding, Inc.
  5.610% 02/25/99 ........................             50,000         49,990,700
                                                                  --------------
    TOTAL MEDIUM TERM NOTES
     (Cost $99,978,620) ..................                            99,978,620
                                                                  --------------
REPURCHASE AGREEMENTS--6.9%
Lehman Government Securities Inc.
  (Agreement dated 08/31/98 to be
  repurchased at $60,009,917
  collaterized by $77,315,556 Federal
  Home Loan Mortgage Corporation due
  9/25/08 to 5/25/24  Market value of
  collateral is $61,801,006.) 5.95%
  09/01/98 ...............................             60,000         60,000,000
Lehman Government Securities Inc.
  (Agreement dated 08/31/98 to be
  repurchased at $99,015,984,
  collateralized by $230,634,000 U.S.
  Government National Strips due
  11/15/98 to 08/15/25. Market value
  of the collateral is $100,982,776.)
  5.8125% 09/01/98 .......................             99,000         99,000,000
                                                                  --------------
    TOTAL REPURCHASE AGREEMENTS
     (Cost $159,000,000) .................                           159,000,000
                                                                  --------------
TOTAL INVESTMENTS AT VALUE--99.7%
  (Cost $2,307,464,609*) .................                         2,307,464,609

OTHER ASSETS IN EXCESS
  OF LIABILITIES--0.3% ...................                             8,093,691
                                                                  --------------



                                                                      Value
                                                                  --------------
NET ASSETS (Applicable to 762,794,677
  Bedford shares, 226,300 Cash
  Preservation shares, 904,558,200
  Janney Montgomery Scott shares,
  648,098,967 Sansom Street shares
  and 800 other shares)--100% ...........................         $2,315,558,300
                                                                  ==============
NET ASSET VALUE, Offering and
  redemption price per share
  ($2,315,558,300 / 2,315,678,944) ......................                  $1.00
                                                                           =====

*    Also cost for Federal income tax purposes.

+ Variable Rate Obligations -- The rate shown is the rate as of August 31, 1998 and the maturity date shown is the date the principal amount can be recovered through demand or put.

++   Put Bonds -- Maturity date is the put date.

INVESTMENT ABBREVIATIONS
VRDN ..................................................Variable Rate Demand Note
LOC ............................................................Letter of Credit
IDR ..............................................Industrial Development Revenue
TARN ............................................Taxable Adjustable Revenue Note


                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                             Statement of Operations
                       For the Year Ended August 31, 1998


Investment Income
   Interest .................................................     $ 150,707,431
                                                                  -------------
Expenses
   Investment advisory fees .................................         9,618,695
   Distribution fees ........................................        11,703,324
   Service organization fees ................................           531,358
   Directors' fees ..........................................            51,825
   Custodian fees ...........................................           422,990
   Transfer agent fees ......................................         3,362,291
   Legal fees ...............................................           114,345
   Audit fees ...............................................           180,246
   Registration fees ........................................           309,694
   Insurance expense ........................................            49,867
   Printing fees ............................................           529,786
   Miscellaneous ............................................             1,955
                                                                  -------------
                                                                     26,876,376

   Less fees waived .........................................        (3,343,093)
   Less expense reimbursement by advisor ....................          (692,630)
                                                                  -------------
      Total expenses ........................................        22,840,653
                                                                  -------------
   Net investment income ....................................       127,866,778
   Realized loss on investments .............................           (95,478)
                                                                  -------------
   Net increase in net assets resulting from operations .....     $ 127,771,300
                                                                  =============


                       See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                             Money Market Portfolio
                       Statement of Changes in Net Assets


                                                             For the           For the
                                                            Year Ended        Year Ended
                                                         August 31, 1998    August 31, 1997
                                                         ---------------    ---------------
Increase (decrease) in net assets:
Operations:
  Net investment income ..............................   $   127,866,778    $   116,087,132
  Net gain (loss) on investments .....................           (95,478)            22,330
                                                         ---------------    ---------------
  Net increase in net assets resulting from operations       127,771,300        116,109,462
                                                         ---------------    ---------------
Distributions to shareholders:
Distributions in excess at net investment income:
   Bedford shares ....................................       (56,898,248)       (56,929,832)
   Cash Preservation shares ..........................           (10,274)           (10,852)
   Janney Montgomery Scott shares ....................       (38,111,646)       (29,943,530)
   RBB shares ........................................                --             (1,286)
   Sansom Street shares ..............................       (32,846,610)       (29,201,632)
                                                         ---------------    ---------------
Distributions in excess of net investment income:
   Bedford shares ....................................            (7,165)                --
   Cash Preservation shares ..........................                (1)                --
   Janney Montgomery Scott shares ....................            (3,979)                --
   RBB shares ........................................                --                 --
   Sansom Street shares ..............................            (2,838)                --
                                                         ---------------    ---------------
   Total dividends to shareholders ...................      (127,880,761)      (116,087,132)
                                                         ---------------    ---------------
Net capital share transactions .......................      (384,357,868)       504,179,861
                                                         ---------------    ---------------
Total increase (decrease) in net assets ..............      (384,467,329)       504,202,191
Net Assets:
  Beginning of year ..................................     2,700,025,629      2,195,823,438
                                                         ---------------    ---------------
  End of year ........................................   $ 2,315,558,300    $ 2,700,025,629
                                                         ===============    ===============

                        See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                            Financial Highlights (b)
                (For a Share Outstanding Throughout each Period)


                                                                             Money Market Portfolio
                                             ---------------------------------------------------------------------------------------
                                                 For the           For the           For the           For the           For the
                                                  Year              Year              Year              Year              Year
                                                  Ended             Ended             Ended             Ended             Ended
                                             August 31, 1998   August 31, 1997   August 31, 1996   August 31, 1995   August 31, 1994
                                             ---------------   ---------------   ---------------   ---------------   ---------------
Net asset value, beginning of year .......      $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                --------          --------          --------          --------          --------
Income from investment operations:
  Net investment income ..................        0.0520            0.0510            0.0518            0.0543            0.0334
                                                --------          --------          --------          --------          --------
   Total from investment operations ......        0.0520            0.0510            0.0518            0.0543            0.0334
                                                --------          --------          --------          --------          --------
Less distributions
  Dividends (from net investment income) .       (0.0520)          (0.0510)          (0.0518)          (0.0543)          (0.0334)
                                                --------          --------          --------          --------          --------
Total distributions ......................       (0.0520)          (0.0510)          (0.0518)          (0.0543)          (0.0334)
                                                --------          --------          --------          --------          --------
Net asset value, end of year .............      $   1.00          $   1.00          $   1.00          $   1.00          $   1.00
                                                ========          ========          ========          ========          ========
Total Return .............................          5.34%             5.22%             5.30%             5.57%             3.39%
Ratios/Supplemental Data
  Net assets, end of year ................      $684,066          $570,018          $524,359          $441,614          $373,745
  Ratios of expenses to average net assets           .49%(a)           .49%(a)           .48%(a)           .39%(a)
                                                                                                                            .39%(a)
  Ratios of net investment income to
   average net assets ....................          5.20%             5.10%             5.18%             5.43%            3.34%

(a) Without the waiver of advisory and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been .62%, .64%, .65%, .59% and .60% for the years ended August 31, 1998, 1997, 1996,
     1995 and 1994, respectively.

(b) Financial highlights relate soley to the Sansom Street Class of shares within the portfolio.

                 See Accompanying Notes to Financial Statements.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                          Notes to Financial Statements
                                 August 31, 1998


Note 1. Summary of Significant Accounting Policies

   The RBB Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund was incorporated in Maryland on February 29, 1988.

   The Fund has authorized capital of thirty billion shares of common stock of which 16.27 billion shares are currently classified into ninety-seven classes. Each class represents an interest in one of twenty-six investment portfolios of the Fund. The classes have been grouped into fifteen separate "families", nine of which have begun investment operations: the RBB Family, the BEA Family, the Sansom Street Family, the Bedford Family, the Cash Preservation Family, the Janney Montgomery Money Family, the n/i Family, the Boston Partners Family and the Schneider Family. The Sansom Street Family represents interests in the Money Market Portfolio, which is covered in this report.

         A) SECURITY VALUATION -- Portfolio securities are valued under the amortized cost method, which approximates current market value. Under this method, securities are valued at cost when purchased and thereafter a constant proportionate amortization of any discount or premium is recorded until maturity of the security. Regular review and monitoring of the valuation is performed in an attempt to avoid dilution or other unfair results to shareholders. The Portfolio seeks to maintain net asset value per share at $1.00.

         B) SECURITY TRANSACTIONS AND INVESTMENT INCOME -- Security transactions are accounted for on the trade date. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes. Interest income is recorded on the accrual basis. Certain expenses, principally distribution, transfer agency and printing, are class specific expenses and vary by class. Expenses not directly attributable to a specific portfolio or class are allocated among all of the portfolios or classes of the Fund based on relative net assets of each portfolio.

         C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends from net investment income are declared daily and paid monthly. Any net realized capital gains are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principals.

         D) FEDERAL INCOME TAXES -- No provision is made for Federal taxes as it is the Fund's intention to have each portfolio to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code and make the requisite distributions to its shareholders which will be sufficient to relieve it from Federal income and excise taxes.

         E) REPURCHASE AGREEMENTS -- Money market instruments may be purchased subject to the seller's agreement to repurchase them at an agreed upon date and price. The seller will be required on a daily basis to maintain the value of the securities subject to the agreement at not less than the repurchase price plus accrued interest. If the value of the underlying securities falls below 102% of the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next Fund business day. In the event that the seller under the agreement defaults on its repurchase obligation or fails to deposit sufficient collateral, the Fund has the contractual right, subject to the requirements of applicable bankruptcy and insolvency laws, to sell the underlying securities and may claim any resulting loss from the seller. The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Fund's custodian or a third party sub-custodian.

         F) USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumption that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 2. Transactions with Affiliates and Related Parties

   In March 1998, PNC Institutional Management Corporation, which changed its name to BlackRock Institutional Management Corporation ("BMIC"), assumed the responsibilities of PNC Bank, as subadviser, to provide research, credit analysis and recommendations with respect to the Fund's investments and supply certain computer facilities, personnel and other services. The personnel and facilities related to these services are being transferred to BMIC and BMIC's obligation to pay to PNC Bank a portion of the advisory fee has been terminated.

   For its advisory services, BIMC is entitled to receive the following fees, computed daily and payable monthly based on the portfolio's average daily net assets:

                  .45% of first $250 million of net assets;
                  .40% of next $250 million of net assets;
                  .35% of net assets in excess of $500 million.

   BIMC may, at its discretion, voluntarily waive all or any portion of its advisory fee for this portfolio. For each class of shares within a respective portfolio, the net advisory fee charged to each class is the same on a relative basis. For the year ended August 31, 1998, advisory fees and waivers for the investment portfolio were as follows:

                     Gross                             Net
                    Advisory                          Advisory
                       Fee            Waiver            Fee
                   ----------      ------------      ----------
                   $9,618,695      $(3,334,990)      $6,283,705

   The investment advisor has agreed to reimburse each portfolio for the amount, if any, by which the total operating and management expenses exceed the cap. For the year ended August 31, 1998 the reimbursed expenses were $692,630 for the Money Market Portfolio.

   In addition, PNC Bank serves as custodian for the Fund's portfolios. PFPC Inc. ("PFPC"), an indirect wholly owned subsidiary of PNC Bank Corp., serves as each class's transfer and dividend disbursing agent.

   PFPC may, at its discretion, voluntarily waive all or any portion of its transfer agency fee for any class of shares. For the year ended August 31, 1998, transfer agency fees and waivers for each class of shares within the investment portfolio were as follows:

                                       Gross                                Net
                                  Transfer Agency                     Transfer Agency
                                        Fee            Waiver               Fee
                                  ---------------     ---------       ---------------
   Bedford Class                   $1,474,000           $    --          $1,474,000
   Cash Preservation Class              8,684            (8,103)                581
   Janney Montgomery Scott Class    1,498,346                --           1,498,346
   Sansom Street Class                381,261                --             381,261
                                  -----------         ---------         -----------
         Total                     $3,362,291           $(8,103)         $3,354,188
                                  ===========         =========         ===========

   The Fund, on behalf of each class of shares within this investment portfolio, has adopted Distribution Plans pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended, and has entered into Distribution Contracts with Provident Distributors, Inc. ("PDI"), which provide for each class to make monthly payments, based on average net assets, to PDI of up to .65% on an annualized basis for the Bedford, Cash Preservation and Janney Montgomery Scott Classes and up to .20% on an annualized basis for the Sansom Street Class. Prior to May 29, 1998, Counsellors Securities Inc. served as distributor.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998



Note 2. Transactions with Affiliates and Related Parties (continued)

   For the year ended August 31, 1998, distribution fees for each class were as follows:

                                                Distribution
                                                    Fee
                                                ------------

               Bedford Class                    $ 6,509,493
               Cash Preservation Class                  864
               Janney Montgomery Scott Class      4,862,505
               Sansom Street Class                  330,462
                                                -----------
                    Total                       $11,703,324
                                                ===========

   The Fund has entered into service agreements with banks affiliated with PNC Bank who render support services to customers who are the beneficial owners of the Sansom Street Class in consideration of the payment of .10% of the daily net asset value of such shares. For the year ended August 31, 1998 service organization fees were $531,358 for the Money Market Portfolio.

Note 3. Capital Shares

   Transactions in capital shares (at $1.00 per capital share) for each year were as follows:

                                                        Money Market Portfolio
                                                  ----------------------------------
                                                      For the            For the
                                                    Year Ended         Year Ended
                                                  August 31, 1998    August 31, 1997
                                                  ---------------    ---------------
                                                       Value              Value
                                                  ---------------    ---------------
Shares sold:
   Bedford Class ..............................   $ 4,081,920,081    $ 4,513,203,668
   Cash Preservation Class ....................           113,319            175,000
   Janney Montgomery Scott Class ..............     3,910,533,620      3,087,651,502
   RBB Class ..................................              --                4,744
   Sansom Street Class ........................     2,296,071,622      1,965,226,666
Shares issued in reinvestment of dividends:
   Bedford Class ..............................        56,201,453         55,886,643
   Cash Preservation Class ....................            10,291             10,748
   Janney Montgomery Scott Class ..............        37,882,680         29,670,134
   RBB Class ..................................              --                1,361
   Sansom Street Class ........................        24,189,907         20,645,930
Shares repurchased:
   Bedford Class ..............................    (4,768,237,064)    (4,285,531,838)
   Cash Preservation Class ....................          (139,525)          (145,893)
   Janney Montgomery Scott Class ..............    (3,780,710,398)    (2,942,342,585)
   RBB Class ..................................              --              (67,517)
   Sansom Street Class ........................    (2,242,193,855)    (1,940,208,702)
                                                  ---------------    ---------------
Net increase (decrease) .......................   $  (384,357,869)   $   504,179,861
                                                  ===============    ===============
Sansom Street Shares authorized ...............     1,000,000,000      1,000,000,000
                                                  ===============    ===============

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 4. Net Assets

   At August 31, 1998, net assets consisted of the following:

    Capital paid-in
      Bedford Class                                      $   762,794,677
      Cash Preservation Class                                    226,300
      Janney Montgomery Scott Class                          904,561,201
      Sansom Street Class                                    648,098,967
      Other Classes                                                  800
    Accumulated net realized loss on investments
      Bedford Class                                              (41,938)
      Cash Preservation Class                                        (12)
      Janney Montgomery Scott Class                              (44,485)
      Sansom Street Class                                        (34,210)
                                                         ---------------
                                                         $ 2,315,558,300
                                                         ===============

Note 5. Capital Loss Carryovers

   At August 31, 1998, capital loss carryovers were available to offset future realized gains as follows: $120,645 in the Money Market Portfolio of which $120,645 expires in 2006.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 6. Other Financial Highlights

   The Fund currently offers three other classes of shares representing interest in the Money Market Portfolio: Bedford, Cash Preservation and Janney Montgomery Scott. Each class is marketed to different types of investors. Financial Highlights of the Cash Preservation class is not presented in this report due to its immateriality. Such information is available in the annual report of its respective family. The financial highlights of certain of the other classes are as follows:

The Bedford Family


                                                                           Money Market Portfolio
                                             ------------------------------------------------------------------------------------
                                                 For the          For the          For the           For the          For the
                                                  Year             Year             Year              Year             Year
                                                  Ended            Ended            Ended             Ended            Ended
                                             August 31, 1998  August 31, 1997  August 31, 1996   August 31, 1995  August 31, 1994
                                             ---------------  ---------------  ---------------   ---------------  ---------------
Net asset value, beginning of year.......       $   1.00        $     1.00       $     1.00         $   1.00         $   1.00
                                                --------        ----------       ----------         --------         --------
Income from investment operations:
  Net investment income..................         0.0473            0.0462           0.0469           0.0486           0.0278
                                                --------        ----------       ----------         --------         --------
    Total from investment
      operations.........................         0.0473            0.0462           0.0469           0.0486           0.0278
                                                --------        ----------       ----------         --------         --------
Less distributions
  Dividends (from net investment
    income)..............................        (0.0473)          (0.0462)         (0.0469)         (0.0486)         (0.0278)
                                                --------        ----------       ----------         --------         --------
    Total distributions..................        (0.0473)          (0.0462)         (0.0469)         (0.0486)         (0.0278)
                                                --------        ----------       ----------         --------         --------
Net asset value, end of year.............       $   1.00        $     1.00       $     1.00         $   1.00         $   1.00
                                                --------        ----------       ----------         --------         --------
Total Return.............................           4.84%             4.72%            4.79%            4.97%            2.81%
Ratios/Supplemental Data
  Net assets, end of year (000)                  $762,739        $1,392,911       $1,109,334         $935,821         $710,737
  Ratios of expenses to average net
    assets...............................            .97%(a)           .97%(a)          .97%(a)          .96%(a)          .95%(a)
  Ratios of net investment income to
    average net assets...................           4.73%             4.62%            4.69%            4.86%            2.78%

(a) Without the waiver of advisory and administration fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.10%, 1.12%, 1.14%, 1.17% and 1.16% for the years ended August 31, 1998, 1997,
     1996, 1995 and 1994, respectively.

                            THE SANSOM STREET FAMILY
                               THE RBB FUND, INC.
                    Notes to Financial Statements (Continued)
                                 August 31, 1998


Note 6. Other Financial Highlights (continued)

The Janney Montgomery Scott Money Funds



                                                                           Money Market Portfolio
                                             ---------------------------------------------------------------------
                                                 For the          For the          For the           For the
                                                  Year             Year             Year              Year
                                                  Ended            Ended            Ended             Ended
                                             August 31, 1998  August 31, 1997  August 31, 1996   August 31, 1995
                                             ---------------  ---------------  ---------------   ---------------
Net asset value, beginning of year              $   1.00        $     1.00       $     1.00         $   1.00
                                                --------        ----------       ----------         --------
Income from investment operations:
  Net investment income..................         0.0469            0.0459           0.0465           0.0112
                                                --------        ----------       ----------         --------
    Total from investment operations.....         0.0469            0.0459           0.0465           0.0112
                                                --------        ----------       ----------         --------
Less distributions
  Dividends (from net investment
    income)..............................        (0.0469)          (0.0459)         (0.0465)         (0.0112)
                                                --------        ----------       ----------         --------
    Total distributions..................        (0.0469)          (0.0459)         (0.0465)         (0.0112)
                                                --------        ----------       ----------         --------
Net asset value, end of year.............       $   1.00        $     1.00       $     1.00         $   1.00
                                                --------        ----------       ----------         --------
Total Return.............................           4.81%             4.69%            4.76%            5.30%(b)
Ratios/Supplemental Data
  Net assets, end of year (000)..........       $904,526        $  736,855       $  561,865         $443,645
  Ratios of expenses to average
    net assets...........................           1.00%(a)          1.00%(a)         1.00%(a)         1.00%(a)
  Ratios of net investment income to
    average net assets...................           4.69%             4.59%            4.65%            5.04%(b)

(a) Without the waiver of advisory, administration and transfer agent fees and without the reimbursement of certain operating expenses, the ratios of expenses to average net assets for the Money Market Portfolio would have been 1.21%, 1.22%, 1.23% and 1.23% for the years or periods ended August 31, 1998, 1997, 1996 and 1995, respectively.

(b)  Annualized.